Reportable Segments	1 Months Ended
Jun. 30, 2018
Successor [Member]
Reportable Segments

18. Reportable segments

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling & Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include but not limited to the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from offering the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the Middle East and North Africa (MENA) region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

For the period ended June 30, 2018, the Company has not allocated the goodwill to the reporting units and segments because it is in the process of finalizing the allocation. Accordingly, it will be included in the financial statements for the period ending September 30, 2018.

In accordance with FASB ASC 280 – Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 to June 30, 2018	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30
Production services	$28,602	$48,032	$112,295	$58,545	$105,329
Drilling and evaluation services	16,384	12,153	24,732	10,044	17,999
Total	$44,986	$60,185	$137,027	$68,589	$123,328

Long-lived asset

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	June 30, 2018	December 31, 2017
Production services	$207,445	$180,289
Drilling and evaluation services	103,270	58,923
Unallocable assets	13,664	25,057
Total	$324,379	$264,269

EBITDA

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
Segment EBITDA	June 7, 2018 to June 30, 2018	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30
Production Services	$8,770	$15,112	$36,836	$20,864	$37,211
Drilling and Evaluation Services	1,275	1,217	3,267	1,602	1,659
Unallocated Costs	(6,679)	(5,517)	(9,651)	(2,935)	(4,815)
Total	$3,366	$10,812	$30,452	$19,531	$34,055

	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 to June 30	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30

Net income	$(3,965)	$1,283	$6,736	$7,416	$10,258
Add:
Income taxes	(1,029)	1,359	2,342	1,043	1,954
Interest expense, net	1,900	1,265	4,090	1,700	3,273
Depreciation and amortization	6,459	6,905	17,284	9,372	18,570
Total EBITDA	$3,665	$10,812	$30,452	$19,531	$34,055

Revenue by geographic area

Geography	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 To June 30, 2018	April 1 To June 6	January 1 To June 6	April 1 To June 30	January 1 To June 30
MENA	$44,573	$59,294	$134,479	$68,086	$121,397
Other countries	413	891	2,548	503	1,931
Total	$44,986	$60,185	$137,027	$68,589	$123,328

Long-lived assets by geographic area

Geography	Successor (NESR)	Predecessor (NPS)
	June 30, 2018	December 31, 2017
MENA	$315,285	$258,382
Other countries	9,094	5,887
Total	$324,379	$264,269

Significant clients

Revenues from three customers of the Company individually accounted for 39%, 17%, and 11%, respectively, of the Company’s consolidated revenues for the period in the Successor Period. Two customers of NPS individually accounted for 54% and 15%, respectively, in the 2018 Predecessor Second Quarter Period and 49% and 16%, respectively, in the 2018 Predecessor Period. Four customers of NPS individually accounted for 46%, 12%, 11%, respectively in the 2017 Predecessor Quarter and 11% and 44%, 15%, 11% and 11%, respectively, in the 2017 Predecessor Period.